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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-21483

Veracity Funds

(Exact name of registrant as specified in charter)

401 W. Main Street, Suite 2100 Louisville, Kentucky	40202
(Address of principal executive offices)	(Zip code)

Wade R. Bridge

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (502) 657-6460

Date of fiscal year end:         February 28, 2011

Date of reporting period:       November 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments
November 30, 2010 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Consumer Discretionary - 10.3%
Bravo Brio Restaurant Group, Inc. (a)	23,217	$407,691
Callaway Golf Co.	121,734	932,482
CEC Entertainment, Inc. (a)	42,494	1,594,375
Cooper Tire & Rubber Co.	54,783	1,144,417
Cracker Barrel Old Country Store, Inc.	27,333	1,439,356
Entercom Communications Corp. (a)	86,029	747,592
Foot Locker, Inc.	63,537	1,198,943
Gaylord Entertainment Co. (a)	49,248	1,690,684
Genesco, Inc. (a)	47,520	1,827,619
Isle of Capri Casinos, Inc. (a)	80,573	708,237
Jones Group, Inc. (The)	65,303	884,203
Media General, Inc. - Class A (a)	25,375	108,097
OfficeMax, Inc. (a)	92,435	1,579,714
RC2 Corp. (a)	42,681	945,384
Ryland Group, Inc. (The)	63,072	919,590
Stage Stores, Inc.	127,284	1,925,807
Tenneco, Inc. (a)	44,955	1,639,059
		19,693,250
Consumer Staples - 3.4%
Casey's General Stores, Inc.	35,593	1,414,644
Ruddick Corp.	59,673	2,193,579
TreeHouse Foods, Inc. (a)	55,972	2,780,689
		6,388,912
Energy - 6.2%
Berry Petroleum Co. - Class A	41,918	1,597,495
Complete Production Services, Inc. (a)	58,997	1,678,465
Helix Energy Solutions Group, Inc. (a)	89,469	1,255,250
Key Energy Services, Inc. (a)	261,413	2,692,554
Kodiak Oil & Gas Corp. (a)	210,891	1,054,455
Lufkin Industries, Inc.	19,137	968,906
Newpark Resources, Inc. (a)	151,725	867,867
Petroleum Development Corp. (a)	28,271	1,007,013
Uranium Energy Corp. (a)	87,248	610,736
		11,732,741
Financials - 27.2%
AmTrust Financial Services, Inc.	63,720	1,020,157
Associated Estates Realty Corp. - REIT	109,439	1,636,113
BioMed Realty Trust, Inc. - REIT	51,837	913,886
Cardinal Financial Corp.	76,917	796,860
Cedar Shopping Centers, Inc. - REIT	118,227	716,456
Cogdell Spencer, Inc. - REIT	192,398	1,100,517
Colonial Properties Trust - REIT	83,630	1,505,340
Developers Diversified Realty Corp. - REIT	127,568	1,636,697
DiamondRock Hospitality Co. - REIT (a)	232,611	2,449,394
Education Realty Trust, Inc. - REIT	177,000	1,299,180
First Financial Bancorp	110,903	1,832,118
FPIC Insurance Group, Inc. (a)	37,996	1,405,092

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Financials - 27.2% (Continued)
Fulton Financial Corp.	109,475	$946,959
Hancock Holding Co.	33,693	1,061,329
Hanover Insurance Group, Inc. (The)	43,398	1,965,061
Highwoods Properties, Inc. - REIT	66,393	2,025,650
Inland Real Estate Corp. - REIT	204,756	1,740,426
Lexington Realty Trust - REIT	188,343	1,478,493
National Penn Bancshares, Inc.	261,029	1,751,505
National Retail Properties, Inc. - REIT	77,923	2,026,777
Pacific Continental Corp.	74,360	642,470
PacWest Bancorp	60,456	1,027,752
Pennsylvania Real Estate Investment Trust - REIT	62,205	835,413
Post Properties, Inc. - REIT	64,196	2,187,158
Radian Group, Inc.	173,022	1,226,726
RLI Corp.	23,784	1,378,996
Seacoast Banking Corp. of Florida (a)	200,526	240,631
Sunstone Hotel Investors, Inc. - REIT (a)	177,569	1,690,457
Susquehanna Bancshares, Inc.	197,196	1,587,428
Trustmark Corp.	76,450	1,631,443
U-Store-It Trust - REIT	180,640	1,493,893
Waddell & Reed Financial, Inc. - Class A	37,852	1,165,842
Washington Real Estate Investment Trust - REIT	54,429	1,669,882
Western Alliance Bancorp (a)	199,010	1,227,892
Whitney Holding Corp.	214,115	2,010,540
World Acceptance Corp. (a)	41,867	1,844,660
Zions Bancorp.	32,734	636,676
		51,805,869
Health Care - 8.2%
AMERIGROUP Corp. (a)	54,175	2,331,150
Cooper Cos., Inc. (The)	40,026	2,141,391
Health Management Associates, Inc. - Class A (a)	258,669	2,304,741
ICU Medical, Inc. (a)	27,400	1,004,210
Invacare Corp.	40,994	1,106,428
King Pharmaceuticals, Inc. (a)	88,320	1,249,728
LifePoint Hospitals, Inc. (a)	52,584	1,904,592
Magellan Health Services, Inc. (a)	53,913	2,625,563
Medicis Pharmaceutical Corp. - Class A	35,619	938,561
		15,606,364
Industrials - 15.8%
AAR CORP. (a)	86,835	2,132,668
ABM Industries, Inc.	44,564	1,026,309
Actuant Corp. - Class A	64,889	1,533,327
Atlas Air Worldwide Holdings, Inc. (a)	33,791	1,843,637
Baldor Electric Co.	40,320	2,552,659
BE Aerospace, Inc. (a)	57,218	2,031,239
Ceradyne, Inc. (a)	47,624	1,258,226
Consolidated Graphics, Inc. (a)	33,044	1,571,573
Crane Co.	36,030	1,350,404
Dycom Industries, Inc. (a)	108,291	1,431,607
EMCOR Group, Inc. (a)	35,986	964,425

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Industrials - 15.8% (Continued)
Genesee & Wyoming, Inc. - Class A (a)	34,005	$1,614,897
Great Lakes Dredge & Dock Co.	137,525	1,056,192
Greenbrier Cos., Inc. (The) (a)	50,242	942,540
Hexcel Corp. (a)	59,727	1,024,318
Mueller Water Products, Inc. - Class A	225,633	794,228
Old Dominion Freight Line, Inc. (a)	51,250	1,480,100
Robbins & Myers, Inc.	48,360	1,499,644
Standex International Corp.	32,050	958,295
Tetra Tech, Inc. (a)	64,282	1,485,557
Wabash National Corp. (a)	153,212	1,616,386
		30,168,231
Information Technology - 12.8%
Aeroflex Holding Corp. (a)	41,531	598,462
Aviat Networks, Inc. (a)	187,994	778,295
Avid Technology, Inc. (a)	43,704	680,908
Benchmark Electronics, Inc. (a)	55,933	898,843
Comtech Telecommuncations Corp.	45,549	1,350,983
Diodes, Inc. (a)	62,814	1,551,506
Fairchild Semiconductor International, Inc. (a)	190,870	2,681,723
Integrated Device Technology, Inc. (a)	250,871	1,613,101
JDA Software Group, Inc. (a)	76,119	2,009,922
Lawson Software, Inc. (a)	104,516	897,792
Mentor Graphics Corp. (a)	142,623	1,603,796
Parametric Technology Corp. (a)	110,069	2,357,678
Photronics, Inc. (a)	192,832	1,232,196
Plexus Corp. (a)	49,427	1,341,202
Sapient Corp. (a)	119,434	1,424,848
Tekelec (a)	102,403	1,264,677
TTM Technologies, Inc. (a)	98,050	1,299,653
Veeco Instruments, Inc. (a)	16,908	743,614
		24,329,199
Materials - 6.8%
Carpenter Technology Corp.	53,872	1,964,712
Innophos Holdings, Inc.	49,702	1,692,850
OMNOVA Solutions, Inc. (a)	135,335	1,188,241
Quaker Chemical Corp.	34,021	1,292,118
Rockwood Holdings, Inc. (a)	43,550	1,662,303
RTI International Metals, Inc. (a)	38,533	1,093,181
Schnitzer Steel Industries, Inc. - Class A	25,285	1,443,521
Solutia, Inc. (a)	83,514	1,785,529
Worthington Industries, Inc.	53,733	860,803
		12,983,258
Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	285,678	697,054
PAETEC Holding Corp. (a)	199,152	736,863
		1,433,917

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 97.1% (Continued)	Shares	Value
Utilities - 5.6%
Cleco Corp.	56,472	$1,712,796
El Paso Electric Co. (a)	64,122	1,688,973
IDACORP, Inc.	47,096	1,710,527
New Jersey Resources Corp.	40,283	1,736,600
PNM Resources, Inc.	139,953	1,676,637
UIL Holdings Corp.	32,916	966,743
Vectren Corp.	46,822	1,212,690
		10,704,966

Total Common Stocks (Cost $152,464,855)		$184,846,707

MONEY MARKET FUNDS - 2.7%	Shares	Value
First American Treasury Obligations Fund - Class Y, 0.00% (b) (Cost $5,191,919)	5,191,919	$5,191,919

Total Investments at Value - 99.8% (Cost $157,656,774)		$190,038,626

Other Assets in Excess of Liabilities - 0.2%		292,490

Net Assets - 100.0%		$190,331,116

REIT	- Real Estate Investment Trust.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2010.

See accompanying notes to Schedule of Investments.

Veracity Small Cap Value Fund
Notes to Schedule of Investments
November 30, 2010 (Unaudited)

1.	Securities valuation

Securities of Veracity Small Cap Value Fund (the “Fund”) that are traded on any stock exchange are generally valued at the last quoted sale price, and when the market is active, will be classified as Level 1 within the fair value hierarchy.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  When market quotations are not readily available, when Integrity Asset Management, LLC (the “Advisor”) determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments by security type as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks	$184,846,707	$-	$-	$184,846,707
Money Market Funds	5,191,919	-	-	5,191,919
Total	$190,038,626	$-	$-	$190,038,626

Refer to the Fund’s Schedule of Investments for a listing of common stocks valued using Level 1 inputs by sector type.  The Fund did not have any significant transfers in and out of Level 1 or Level 2 during the quarter ended November 30, 2010.  There were no Level 3 securities or derivative instruments held in the Fund during the quarter ended or as of November 30, 2010.

2.	Security transactions

Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.

Veracity Small Cap Value Fund
Notes to Schedule of Investments (Continued)

3.	Federal income tax

The following information is computed on a tax basis for each item as of November 30, 2010:

Cost of portfolio investments	$158,730,491

Gross unrealized appreciation	$39,797,829
Gross unrealized depreciation	(8,489,694)

Net unrealized appreciation	$31,308,135

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Veracity Funds

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	January 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Matthew G. Bevin
Matthew G. Bevin, President

Date	January 19, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	January 19, 2011

* Print the name and title of each signing officer under his or her signature.